Investment Objectives and Goals - NEOS Ethereum High Income ETF	Nov. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Ethereum High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NEOS Ethereum High Income ETF (the “Fund”) seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products (“ETP”) that have direct exposure to Ether.